Share-based payments (Tables)	12 Months Ended
Jun. 30, 2026
Share-based payments
Schedule of movements in the number of share awards outstanding

	Number of Class A ordinary shares
		Net settlement
	Gross award	(post tax)
At 1 July 2025	229,301	121,536
Awarded	100,045	53,020
Vested	(117,992)	(62,534)
At 30 June 2026	211,354	112,022